Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Impairment loss	$ 1,439	$ 351
Severance expense	$ 4,538,000	4,020,000	$ 3,718,000
Retirement savings plan, description	The Company has a 401(k) retirement savings plan for most of its U.S. employees. Each eligible employee may elect to contribute a portion of its employee’s compensation to the plan. The Company has a discretionary employer match. In the reporting periods, this match ranges from 2-3% if an employee contributed 6%.
Employer match expense	$ 1,282,000	1,233,000	1,144,000
Notional amounts	27,138,000	1,650,000	24,296,000
Aggregate notional amounts	140,688,000	260,862,000	74,297,000
Comprehensive income (loss) generally	3,338,000	104,000	535,000
Options and Forward Contracts [Member]
Significant Accounting Policies (Details) [Line Items]
Outstanding option notional amount	$ 20,000,000	$ 3,866,000	$ 15,384,000
Software Development [Member]
Significant Accounting Policies (Details) [Line Items]
Useful life	7 years